Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (Note 18)	$ (34.0)	$ (12.2)
Non-capital losses carried forward	(873.3)	(760.6)
Net deferred income tax liability	839.3	748.4	$ 694.6
Mineral property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (Note 18)	(1,000.1)	(895.8)
Inventory capitalization
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (Note 18)	(3.5)	(5.1)
Corporate minimum tax prepayment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income taxes (Note 18)	(25.3)
Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	(110.4)	(97.1)
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses carried forward	$ (28.6)	$ (55.4)